Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Current Liabilities
Other Current Liabilities

(23)    Other Current Liabilities

Details at 31 December are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Salaries payable	175,079	153,160
Other payables	847	504
Deferred income	9,791	8,912
Advances received	11,682	6,613
Other current liabilities	197,399	169,189